Financial risk management (Details)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Scenarios description	At June 30, 2022, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.